Employee Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Employer matching contribution as percentage of employee pay, one	3.00%		3.00%
Employees' contributions for the next 2% of compensation	50.00%		50.00%
Employer matching contribution as percentage of employee pay, two	2.00%		2.00%
Employers contribution expense	$ 672	$ 425	$ 1,878	$ 1,813